Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2022
Capital and Reserves
Schedule of movement of the shares by class for each of the years ended
The following table provides detailed information on the movement of the shares by class for each of the years ended December 31, 2022, 2021 and 2020:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2020	6,342,189	2,182,426	31,077,662	—	39,602,277
Conversions	—	(4,060)	4,060	—	—
Repurchased common stock	—	(1)	—	—	(1)
Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock units – vested	—	—	12,664	—	12,664
Outstanding at December 31, 2020	6,342,189	2,178,365	31,157,386	—	39,677,940

Conversions	—	(89,290)	89,290	—	—
Repurchased common stock	—	—	(3,558,093)	—	(3,558,093)
Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock units – vested	—	—	48,299	—	48,299
Outstanding at December 31, 2021	6,342,189	2,089,075	27,799,882	—	36,231,146

Restricted stock issued – directors	—	—	57,000	—	57,000
Restricted stock units – vested	—	—	36,410	—	36,410
Outstanding at December 31, 2022	6,342,189	2,089,075	27,893,292	—	36,324,556

Schedule of information regarding shares repurchased but not retired by the bank and accordingly classified as treasury stock
The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2020	318,140	10,708	689,367	18,711	1,370,054	30,250	2,377,561	59,669
Restricted stock issued - directors	—	—	—	—	(63,000)	(1,391)	(63,000)	(1,391)
Restricted stock units - vested	—	—	—	—	(12,664)	(279)	(12,664)	(279)
Outstanding at December 31, 2020	318,140	10,708	689,367	18,711	1,294,390	28,580	2,301,897	57,999

Repurchase of common stock	—	—	—	—	3,558,093	60,079	3,558,093	60,079
Restricted stock issued - directors	—	—	—	—	(63,000)	(1,391)	(63,000)	(1,391)
Restricted stock units - vested	—	—	—	—	(48,299)	(888)	(48,299)	(888)
Outstanding at December 31, 2021	318,140	10,708	689,367	18,711	4,741,184	86,380	5,748,691	115,799

Restricted stock issued - directors	—	—	—	—	(57,000)	(1,039)	(57,000)	(1,039)
Restricted stock units - vested	—	—	—	—	(36,410)	(663)	(36,410)	(663)
Outstanding at December 31, 2022	318,140	10,708	689,367	18,711	4,647,774	84,678	5,655,281	114,097